Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	1 Months Ended		6 Months Ended
	Apr. 30, 2022	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021
Statement of changes in equity [abstract]
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.20	$ 0.20